Delaware Extended Duration Bond Fund
Delaware Extended Duration Bond Fund

DELAWARE GROUP® INCOME FUNDS

Delaware Extended Duration Bond Fund
(each a “Fund” and together the “Funds”)

Supplement to the Funds' Statutory Prospectus dated November 28, 2014

On Nov. 19, 2014, the Board of Trustees of Delaware Group Income Funds voted to increase the Funds' maximum exposure to foreign securities. These changes will be effective sixty (60) days after the date of this Supplement (the “Effective Date”).

Until the Effective Date, the following information replaces the second paragraph in the section entitled, “Fund Summaries – Delaware Extended Duration Bond Fund – What are the Fund's principal investment strategies?”:

The Fund may also invest up to 20% of its net assets in high yield corporate bonds (“junk bonds”). In addition, the Fund may invest up to 35% of its total assets in foreign securities, but the Fund's total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

Investments in the Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated November 28, 2014.